Company's Operations - Equity interests (Details) - shares			9 Months Ended		12 Months Ended
		Sep. 30, 2025	Sep. 30, 2025	Sep. 23, 2025	Dec. 31, 2024
Company's Operations [Line Items]
%			100.00%		100.00%
Stock canceled During Period, Shares					(60,000,000,000)
F&E Tecnologia do Brasil S.A. (Direct) | BRAZIL
Company's Operations [Line Items]
Main activity			Biofuel production, except alcohol
Country			Brazil
%			100.00%		100.00%
Fibria Celulose (USA) Inc. (Direct) | UNITED STATES
Company's Operations [Line Items]
Main activity			Business office
Country			United States of America
%			100.00%		100.00%
Fibria Terminal de Celulose de Santos SPE S.A. (Direct) | BRAZIL
Company's Operations [Line Items]
Main activity			Port operations
Country			Brazil
%			100.00%		100.00%
FuturaGene Ltda. | England
Company's Operations [Line Items]
Main activity			Biotechnology research and development
Country			England
%			100.00%		100.00%
FuturaGene Delaware Inc. (Indirect) | UNITED STATES
Company's Operations [Line Items]
Main activity			Biotechnology research and development
Country			United States of America
%			100.00%		100.00%
FuturaGene Israel Ltda. (Indirect) | ISRAEL
Company's Operations [Line Items]
Main activity			Biotechnology research and development
Country			Israel
%			100.00%		100.00%
FuturaGene Inc. (Indirect) | UNITED STATES
Company's Operations [Line Items]
Main activity			Biotechnology research and development
Country			United States of America
%			100.00%		100.00%
Maxcel Empreendimentos e Participações S.A. (Direct) | BRAZIL
Company's Operations [Line Items]
Main activity			Holding
Country			Brazil
%			100.00%		100.00%
Itacel - Terminal de Celulose de Itaqui S.A. (Indirect) | BRAZIL
Company's Operations [Line Items]
Main activity			Port operations
Country			Brazil
%			100.00%		100.00%
Mucuri Energética S.A. (Direct) | BRAZIL
Company's Operations [Line Items]
Main activity			Power generation and distribution
Country			Brazil
%			100.00%		100.00%
Paineiras Logística e Transportes Ltda. (Direct) | BRAZIL
Company's Operations [Line Items]
Main activity			Road freight transport
Country			Brazil
%			100.00%		100.00%
Portocel - Terminal Espec. Barra do Riacho S.A. (Direct) | BRAZIL
Company's Operations [Line Items]
Main activity			Port operations
Country			Brazil
%			51.00%		51.00%
Projetos Especiais e Investimentos Ltda. (Direct) | BRAZIL
Company's Operations [Line Items]
Main activity			Commercialization of equipment and parts
Country			Brazil
%			100.00%		100.00%
SFBC Participações Ltda. (Direct) | BRAZIL
Company's Operations [Line Items]
Main activity			Packaging production
Country			Brazil
%			100.00%		100.00%
Stenfar S.A. Indl. Coml. Imp. Y. Exp. (Direct) | ARGENTINA
Company's Operations [Line Items]
Main activity			Commercialization of paper and computer materials
Country			Argentina
%			100.00%		100.00%
Suzano Austria GmbH. (Direct) | AUSTRIA
Company's Operations [Line Items]
Main activity			Business office
Country			Austria
%			100.00%		100.00%
Suzano Canada Inc. (Direct) | CANADA
Company's Operations [Line Items]
Main activity			Lignin research and development
Country			Canada
%			100.00%		100.00%
Suzano Ecuador S.A.S. (Direct) | ECUADOR
Company's Operations [Line Items]
Main activity			Business office
Country			Ecuador
%			100.00%		100.00%
Suzano Finland Oy (Direct) | FINLAND
Company's Operations [Line Items]
Main activity			Industrialization and commercialization of cellulose, microfiber cellulose and paper
Country			Finland
%			100.00%		100.00%
Suzano International Finance B.V (Direct) | NETHERLANDS
Company's Operations [Line Items]
Main activity			Financial fundraising
Country			Netherlands
%			100.00%		100.00%
Suzano International Holding B.V. (Direct) | NETHERLANDS
Company's Operations [Line Items]
Main activity			Holding
Country			Netherlands
%			100.00%		100.00%
Suzano International Trade GmbH. (Direct) | AUSTRIA
Company's Operations [Line Items]
Main activity			Business office
Country			Austria
%			100.00%		100.00%
Suzano Packaging LLC (Indirect) | UNITED STATES
Company's Operations [Line Items]
Main activity			Production of coated and uncoated paperboard, used in the production of Liquid Packaging Board and Cupstock
Country			United States of America
%			100.00%		100.00%
Suzano Material Technology Development Ltd. (Direct) | CHINA
Company's Operations [Line Items]
Main activity			Biotechnology research and development
Country			China
%			100.00%		100.00%
Suzano Netherlands B.V. (Direct) | NETHERLANDS
Company's Operations [Line Items]
Main activity			Financial fundraising
Country			Netherlands
%			100.00%		100.00%
Suzano Operações Industriais e Florestais S.A. (Direct) | BRAZIL
Company's Operations [Line Items]
Main activity			Industrialization, commercialization and exporting of pulp
Country			Brazil
%			100.00%		100.00%
Suzano Pulp and Paper America Inc. (Direct) | UNITED STATES
Company's Operations [Line Items]
Main activity			Business office
Country			United States of America
%			100.00%		100.00%
Suzano Pulp and Paper Europe S.A. (Direct) | SWITZERLAND
Company's Operations [Line Items]
Main activity			Business office
Country			Switzerland
%			100.00%		100.00%
Suzano Shanghai Ltda. (Direct) | CHINA
Company's Operations [Line Items]
Main activity			Business office
Country			China
%			100.00%		100.00%
Suzano Shanghai Trading Ltda. (Direct) | CHINA
Company's Operations [Line Items]
Main activity			Business office
Country			China
%			100.00%		100.00%
Suzano Singapura Pte. Ltda. (Direct) | SINGAPORE
Company's Operations [Line Items]
Main activity			Business office
Country			Singapore
%			100.00%		100.00%
Suzano Trading International KFT(Direct) | HUNGARY
Company's Operations [Line Items]
Main activity			Business office
Country			Hungary
%			100.00%		100.00%
Suzano Ventures LLC (Direct) | UNITED STATES
Company's Operations [Line Items]
Main activity			Corporate venture capital
Country			United States of America
%			100.00%		100.00%
Veracel Celulose S.A. (Direct) | BRAZIL
Company's Operations [Line Items]
Main activity			Industrialization, commercialization and exporting of pulp
Country			Brazil
Proportion Of Ownership Interest in Equity Securities, accounting method, Joint operation			50.00%		50.00%
Allotrope Energy Ltd [Member] | England
Company's Operations [Line Items]
Main activity			Research and development of battery technology based on carbon derived from lignin biomass
Country			England
Proportion of ownership interest in associate	[1]		20.00%
Biomas Serviços Ambientais, Restauração e Carbono S.A. (Direct) | BRAZIL
Company's Operations [Line Items]
Main activity			Restoration, conservation and preservation of forests
Country			Brazil
Proportion of ownership interest in associate			16.66%		16.66%
Muçununga Serviços Ambientais, Restauração e Carbono Ltda. (Indirect) (1) | BRAZIL
Company's Operations [Line Items]
Proportion of ownership interest in associate		50.00%	8.33%	100.00%
Ensyn Corporation (Direct) | UNITED STATES
Company's Operations [Line Items]
Main activity			Biofuel research and development
Country			United States of America
Proportion of ownership interest in associate			24.80%		24.80%
F&E Technologies LLC (Direct/Indirect) | UNITED STATES
Company's Operations [Line Items]
Main activity			Biofuel production, except alcohol
Country			United States of America
Proportion of ownership interest in associate			50.00%		50.00%
Ibema Companhia Brasileira de Papel (Direct) | BRAZIL
Company's Operations [Line Items]
Main activity			Industrialization and commercialization of paperboard
Country			Brazil
Proportion of ownership interest in associate			49.90%		49.90%
Simplifyber, Inc. (Indirect) | UNITED STATES
Company's Operations [Line Items]
Main activity			Production of consumer goods through the transformation of cellulose-based liquids
Country			United States of America
Proportion of ownership interest in associate			14.20%		13.91%
Spinnova Plc. (Direct) (“Spinnova”) | FINLAND
Company's Operations [Line Items]
Main activity			Research of sustainable raw materials for the textile industry
Country			Finland
Proportion of ownership interest in associate			18.76%		18.77%
Woodspin Oy (Direct/Indirect) (“Woodspin”) | FINLAND
Company's Operations [Line Items]
Main activity			Development and production of cellulose-based fibers, yarns and textile filaments
Country			Finland
Proportion of ownership interest in associate			50.00%		50.00%
Bem Agro Integração e Desenvolvimento S.A. (Indirect) | BRAZIL
Company's Operations [Line Items]
Main activity			Software solutions based on artificial intelligence and computer vision for agribusiness
Country			Brazil
Proportion of ownership interest in associate			5.82%		5.82%
Celluforce Inc. (Direct) | CANADA
Company's Operations [Line Items]
Main activity			Nanocrystalline pulp research and development
Country			Canada
Proportion Of Ownership Interest in Equity Securities, accounting method, Joint operation			8.28%		8.28%
Lenzing Aktiengesellschaft (Indirect) | AUSTRIA
Company's Operations [Line Items]
Main activity			Production of wood-based cellulose fibers
Country			Austria
Proportion of ownership interest in associate			15.00%		15.00%
Nfinite Nanotechnology Inc. (Indirect) | CANADA
Company's Operations [Line Items]
Main activity			Research and development of smart nanocoatings
Country			Canada
Proportion Of Ownership Interest in Equity Securities, accounting method, Joint operation			4.90%		5.00%

[1]	pursuant to the Advance Subscription Agreement (ASA) entered into in December 2022, the investment made through Suzano Ventures in Allotrope Energy Ltd, held indirectly by Suzano S.A., was converted into Series Seed preferred shares, corresponding to 20% of the investee's share capital.